650 Page Mill Road

Palo Alto, CA 94304-1050

PHONE 650.493.9300 FAX 650.493.6811

www.wsgr.com

October 20, 2006

VIA HAND DELIVERY

U.S. Securities and Exchange Commission

100 F Street, N.E.

Mail Stop 6010

Washington, DC 20549

Attn: Don Hunt

Re:	Thermage, Inc.
Amendment No. 2 to Registration Statement on Form S-1
File No. 333-136501

Dear Mr. Hunt:

Thermage, Inc. (the “Company”) filed pre-effective Amendment No. 2 (“Amendment No. 2”) to the Company’s Registration Statement on Form S-1 (the “Registration Statement”) via EDGAR today. On behalf of the Company, we are enclosing four (4) courtesy copies of Amendment No. 2, which have been marked to show changes from Amendment No. 1 to the Registration Statement filed with the Securities and Exchange Commission on September 21, 2006.

In addition, please find one (1) courtesy copy of the Company’s response letter to the Staff’s comment letter dated October 5, 2006.

We would very much appreciate the Staff’s prompt review of Amendment No. 2. Should you have any questions or additional comments, please contact me at (650) 320-4872.

Sincerely,

WILSON SONSINI GOODRICH & ROSATI

Professional Corporation

David J. Saul